As filed with the Securities and Exchange Commission on May 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.11%

	Air Delivery & Freight Services - 1.88%
5,800	FedEx Corp.	$533,368

	Application Software - 2.42%
21,300	Microsoft Corp.	686,925

	Asset Management - 3.49%
4,830	BlackRock, Inc.	989,667

	Auto Manufacturers - Major - 4.87%
56,400	Ford Motor Co.	704,436
26,400	General Motors Co.*	677,160
		1,381,596

	Auto Parts - 1.53%
13,360	Johnson Controls, Inc.	433,933

	Business Services - 4.59%
11,040	Visa, Inc. - Class A	1,302,720

	Catalog & Mail Order Houses - 1.32%
1,850	Amazon.com, Inc.*	374,643

	Communication Equipment - 2.03%
104,550	Nokia Oyj - ADR	573,979

	Conglomerates - 4.38%
61,900	General Electric Co.	1,242,333

	Drug Manufacturers - 6.58%
15,500	Abbott Laboratories	949,995
13,900	Johnson & Johnson	916,844
		1,866,839

	Independent Oil & Gas - 2.02%
17,500	Suncor Energy, Inc.#	572,250

	Industrial Electrical Equipment - 1.84%
25,600	ABB Ltd. - ADR	522,496

	Industrial Metals & Minerals - 2.06%
8,070	BHP Billiton Ltd. - ADR	584,268

	Internet Information Provider - 2.47%
1,090	Google, Inc. - Class A*	698,952

	Money Center Banks - 5.09%
42,300	Wells Fargo & Co.	1,444,122

	Oil & Gas Drilling & Exploration - 1.95%
10,100	Transocean Ltd.#	552,470

	Oil & Gas Equipment & Services - 2.44%
8,700	National Oilwell Varco, Inc.	691,389

	Personal Computers - 5.07%
2,400	Apple, Inc.*	1,438,728

	Personal Products - 2.37%
10,000	Procter & Gamble Co.	672,100

	Processed & Packaged Goods - 3.72%
15,900	PepsiCo, Inc.	1,054,965

	REIT - Industrial - 2.51%
32,500	Weyerhaeuser Co.	712,400

	Restaurants - 2.29%
9,100	Yum! Brands, Inc.	647,738

	Semiconductor - Broad Line - 2.60%
26,200	Intel Corp.	736,482

	Semiconductor - Equipment & Materials - 3.14%
71,600	Applied Materials, Inc.	890,704

	Semiconductor - Integrated Circuits - 7.68%
13,800	Analog Devices, Inc.	557,520
15,600	Broadcom Corp. - Class A	613,080
14,800	Qualcomm, Inc.	1,006,696
		2,177,296

	Telecommunication Services/Domestic - 6.77%
26,300	AT&T, Inc.	821,349
39,700	Vodafone Group Plc - ADR	1,098,499
		1,919,848

	Total Common Stocks (Cost $21,233,743)	24,702,211

	SHORT-TERM INVESTMENTS - 13.92%
3,948,200	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $3,948,200)	3,948,200
	Total Investments in Securities (Cost $25,181,943) - 101.03%	28,650,411
	Liabilities in Excess of Other Assets - (1.03)%	(291,186)
	Net Assets - 100.00%	$28,359,225

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of March 31, 2012.
	ADR - American Depository Receipt

Capital Advisors Growth Fund
Notes to Schedule of Investments
March 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,400,377	$-	$-	$2,400,377
Conglomerates	1,242,333	-	-	1,242,333
Consumer Goods	3,542,594	-	-	3,542,594
Financial	3,146,189	-	-	3,146,189
Healthcare	1,866,839	-	-	1,866,839
Industrial Goods	522,496	-	-	522,496
Services	2,858,469	-	-	2,858,469
Technology	9,122,914	-	-	9,122,914
Total Common Stocks	24,702,211	-	-	24,702,211
Short-Term Investments	3,948,200	-	-	3,948,200
Total Investments in Securities	$28,650,411	$-	$-	$28,650,411

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$25,181,943

Gross unrealized appreciation	$3,812,381
Gross unrealized depreciation	(343,913)
Net unrealized appreciation	$3,468,468

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  5/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  5/23/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  5/23/2012

* Print the name and title of each signing officer under his or her signature.